Financial instruments and risk management (Details 3) - Aircraft Fuel - Operating Costs [Member] - Fuel Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Decline In Prices/Barrel (-25%) [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	60.34
Total exposure	R$ (18,121)
Decline in prices/barrel (-10%) [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	72.41
Total exposure	R$ (10,192)
Increase in prices/barrel (+10%) [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	88.50
Total exposure	R$ 11,042
Increase In Prices/Barrel (+25%) [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	100.56
Total exposure	R$ 38,703